UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4980
TCW Convertible Securities Fund, Inc.
(Exact name of registrant as specified in charter)
865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)
Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1.    Schedule of Investments.  The schedule of investments for the period ending September 30, 2004 is filed herewith.

TCW Convertible Securities Fund, Inc.

Schedule of Investments

September 30, 2004 (Unaudited)

Principal Amount	Fixed Income Securities	Market Value
	Automotive (1.0% of Net Assets)
$2,635,000	Navistar Financial Corp., 4.75%, due 04/01/09	$2,608,650

	Commercial Services (0.5%)
995,000	Celgene Corp., 1.75%, due 06/01/08	1,388,025

	Computer Services (3.5%)
195,000	Computer Associates International, Inc., 1.625%, due 12/15/09	285,431	+
1,775,000	Computer Associates International, Inc., (144A), 1.625%, due 12/15/09	2,598,156	*
1,110,000	CSG Systems International, Inc., (144A), 2.5%, due 06/15/24	1,051,725	* +
5,415,000	Morgan Stanley, Exchangeable Cisco Systems, Inc., 0.25%, due 05/15/10	5,428,537
	Total Computer Services	9,363,849

	Computer Software (1.1%)
2,390,000	DST Systems, Inc., (144A), 4.125%, due 08/15/23	2,882,937	*

	Computers & Information (1.9%)
5,060,000	Maxtor Corp., 6.8%, due 04/30/10	5,129,575

	Electric Utilities (1.6%)
1,700,000	Calpine Corp., 6%, due 09/30/14	1,426,300
4,345,000	Calpine Corp., (144A), 4.75%, due 11/15/23	2,960,031	* +
	Total Electric Utilities	4,386,331

	Electronics (9.2%)
5,275,000	Agere Systems, Inc., 6.5%, due 12/15/09	5,307,969	+
6,500,000	Amkor Technology, Inc., 5.75%, due 06/01/06	5,720,000	+
4,660,000	ASM Lithography Holding N.V., (144A), 5.75%, due 10/15/06	5,131,592	*

2,475,000	Eastman Kodak Co., (144A), 3.375%, due 10/15/33	3,130,875	* +
5,575,000	Lehman Brothers Holdings, Inc., 0.25%, due 08/27/10	5,246,075	++
	Total Electronics	24,536,511

	Healthcare (1.2%)
2,510,000	Matria Healthcare, Inc. (144A), 4.875%, due 05/01/24	3,122,942	*

	Industrial - Diversified (5.0%)
3,565,000	Tyco International Group SA, (144A), 2.75%, due 01/15/18	5,013,281	*
5,495,000	Tyco International Group SA, (144A), 3.125%, due 01/15/23	8,256,238	*
	Total Industrial - Diversified	13,269,519

	Insurance (1.0%)
2,830,000	Swiss RE America Holding, (144A), 3.25%, due 11/21/21	2,700,103	*

	Lodging (1.0%)
2,405,000	Hilton Hotels Corp., 3.375%, due 04/15/23	2,654,519

	Media - Broadcasting & Publishing (5.1%)
6,130,000	Liberty Media Corp., 3.75%, due 02/15/30	4,091,775
1,665,000	Liberty Media Corp., Exchangeable Time Warner Inc., 0.75%, due 03/30/23	1,796,119
4,695,000	Liberty Media Corp., Exchangeable Time Warner Inc., (144A), 0.75%, due 03/30/23	5,064,731	*
2,950,000	Liberty Media Corp., Exchangeable Viacom Inc., Class B, 3.25%, due 03/15/31	2,688,188	+
	Total Media - Broadcasting & Publishing	13,640,813

	Medical Supplies (5.5%)
990,000	Cooper Companies, Inc., 2.625%, due 07/01/23	1,643,400	+
2,625,000	Cooper Companies, Inc., (144A), 2.625%, due 07/01/23	4,357,500	*
2,325,000	Cytyc Corp., 2.25%, due 03/15/24	2,624,344
5,615,000	Fisher Scientific International, Inc., 3.25%, due 03/01/24	6,057,181	+
	Total Medical Supplies	14,682,425

	Oil & Gas (3.5%)
2,580,000	McMoRan Exploration Co., (144A), 6%, due 07/02/08	3,195,975	*
2,685,000	Pride International, Inc., (144A), 3.25%, due 05/01/33	2,936,719	* +
2,465,000	Schlumberger, Ltd., Series B, 2.125%, due 06/01/23	2,662,200
500,000	Willbros Group, Inc., (144A), 2.75%, due 03/15/24	501,250	+
	Total Oil & Gas	9,296,144

	Pharmaceuticals (3.0%)
2,650,000	Axcan Pharma, Inc., (144A), 4.25%, due 04/15/08	3,541,063	*
1,735,000	DeCode Genetics, Inc., (144A), 3.5%, due 04/15/11	1,563,669	*
1,715,000	MGI Pharma, Inc., (144A), 2.25%, due 03/02/24	1,406,300	* +
840,000	Teva Pharmaceutical Finance II LLC, Series A, 0.5%, due 02/01/24	811,650
840,000	Teva Pharmaceutical Finance II LLC, Series B, 0.25%, due 02/01/24	803,250	+
	Total Pharmaceuticals	8,125,932

	Real Estate (1.1%)
2,605,000	Capital Automotive REIT, 6%, due 05/15/24	2,854,116

	Retail (0.9%)
1,975,000	The Gap, Inc., 5.75%, due 03/15/09	2,419,375

	Transportation (0.4%)
1,210,000	Northwest Airlines Corp., (144A), 6.625%, due 05/15/23	955,900	* +
	Total Fixed Income Securities (Cost: $121,115,044) (46.5%)	124,017,666

Number of Shares	Equity Securities
	Common Stock

	Banking & Financial Services (2.0%)
471,395	E*TRADE Group, Inc.	5,373,903	**

	Entertainment & Leisure (2.0%)
235,846	The Walt Disney Co.	5,314,790
	Total Common Stock (Cost: $10,071,400) (4.0%)	10,688,693

	Convertible Preferred Stock

	Aerospace/Defense (2.0%)
52,470	Northrop Grumman Corp., $7.25	5,424,086

	Automotive (5.9%)
171,085	Ford Motor Co. Capital Trust II, $3.25	9,046,119
273,650	General Motors Corp., $1.3125	6,636,012
	Total Automotive	15,682,131

	Banking & Financial Services (4.9%)
76,700	Household International, Inc., Exchangeable HSBC Holdings PLC, $2.219	3,474,510
33,300	Sovereign Capital Trust IV, $2.1875	1,619,212
39,755	State Street Corp., $13.50	7,929,135
	Total Banking & Financial Services	13,022,857

	Commercial Services (3.9%)
263,950	Solectron Corp., $1.8125	3,563,325
87,085	United Rentals, Inc., $3.25	3,472,514	+
25,805	Xerox Corp., $6.25	3,283,686
	Total Commercial Services	10,319,525

	Communications (1.2%)
2,770	Lucent Technologies Capital Trust I, $77.50	3,097,220

	Electric Utilities (4.3%)
23,200	Aquila, Inc., $1.688	716,300	**
74,205	Dominion Resources, Inc., $4.375	4,014,490
72,670	FPL Group, Inc., $4.00	4,096,771	+
110,000	Great Plains Energy, Inc., $2.00	2,762,100	+
	Total Electric Utilities	11,589,661

	Food Retailers (1.0%)
106,665	Albertson’s, Inc., $1.8125	2,762,623

	Healthcare (2.5%)
89,250	Baxter International, Inc., $3.50	4,797,188	+
41,200	Omnicare, Inc., $2.00	1,957,000
	Total Healthcare	6,754,188

	Insurance (6.6%)
145,700	Chubb Corp., $1.75	4,149,536	+
49,100	Hartford Financial Services Group, Inc., $3.50	3,013,513
78,450	Phoenix Companies, Inc., Exchangeable Hilb, Rogal and Hamilton Co., $2.667	2,789,917	**
70,105	Reinsurance Group of America, Inc., $2.875	4,153,721
59,150	The St. Paul Companies, Inc., $4.50	3,630,036
	Total Insurance	17,736,723

	Media - Broadcasting & Publishing (5.0%)
100,750	Equity Securities Trust, Exchangeable Cablevision Systems Corp., $1.406	2,279,469
103,100	Equity Securities Trust, Exchangeable Cablevision Systems Corp., $2.343	2,177,988
2,050	Radio One, Inc., $65.00	2,080,750
1,825	Radio One, Inc., (144A), $65.00	1,852,375	*
119,230	Sinclair Broadcast Group, Inc., $3.00	4,858,623
	Total Media - Broadcasting & Publishing	13,249,205

	Oil & Gas (2.5%)
2,880	Chesapeake Energy Corp., (144A), $41.25	3,444,768	*
59,300	Unocal Corp., $3.125	3,113,250
	Total Oil & Gas	6,558,018

	Paper & Forest Products (1.2%)
64,150	Boise Cascade Corp., $3.75	3,215,519

	Telecommunications (4.1%)
135,760	Alltel Corp., $3.875	7,042,550
74,500	Motorola, Inc., $3.50	3,771,563	+
	Total Telecommunications	10,814,113

	Telephone Systems (1.1%)
110,600	CenturyTel, Inc., $1.71875	2,944,725	+
	Total Convertible Preferred Stock (Cost: $118,613,560) (46.2%)	123,170,594
	Total Equity Securities (Cost: $128,684,960) (50.2%)	133,859,287

Principal Amount	Short-Term Investments
$933,324	Bank of America, 1.88%, due 12/23/04	933,324	***
339,602	Bank of Montreal, 1.76%, due 10/25/04	339,602	***
2,799,971	Bank of Nova Scotia, 1.75%, due 10/21/04	2,799,971	***
933,324	Bank of Nova Scotia, 1.76%, due 11/12/04	933,324	***
933,324	Bear Stearns Companies, Inc., 2.01%, due 12/15/04	933,324	***
3,266,633	BGI Prime Money Market Fund, 1.728%, due 10/01/04	3,266,633	***
1,866,647	BNP Paribas, 1.75%, due 10/04/04	1,866,647	***
1,399,986	Calyon, 1.7%, due 11/24/04	1,399,986	***
1,866,647	Citigroup, Inc., 1.865%, due 12/20/04	1,866,647	***
1,866,647	Clipper Receivables Corp., 1.794%, due 11/12/04	1,866,647	***
466,662	Credit Suisse First Boston Corp., 1.708%, due 09/09/05	466,662	***
933,324	Delaware Funding Corp., 1.753%, due 10/18/04	933,324	***
2,333,309	Deutsche Bank, 1.7%, due 10/12/04	2,333,309	***
933,324	Dexia Group, 1.505%, due 10/01/04	933,324	***
933,324	Dreyfus Cash Management Plus Fund, 1.528%, due 10/01/04	933,324	***
2,327,558	Falcon Asset Securitization Corp., 1.755%, due 11/10/04	2,327,558	***
2,333,309	Federal Home Loan Mortgage Corp., 1.682%, due 10/12/04	2,333,309	***
2,333,309	Fortis Bank, 1.52%, due 10/01/04	2,333,309	***
466,662	Fortis Bank, 1.62%, due 10/05/04	466,662	***
933,324	Fortis Bank, 1.69%, due 10/14/04	933,324	***
2,327,004	General Electric Capital Corp., 1.753%, due 10/20/04	2,327,004	***
1,757,574	Investors Bank & Trust Depository Reserve, 0.75%, due 10/01/04	1,757,574

3,167,091	Merrill Lynch Premier Institutional Fund, 1.642%, due 10/01/04	3,167,091	***
466,662	Merrimac Cash Fund (Premium Class), 1.472%, due 10/01/04	466,662	***
1,866,648	Park Avenue Receivables Corp., 1.783%, due 11/01/04	1,866,648	***
1,399,986	Royal Bank of Canada, 1.78%, due 11/10/04	1,399,986	***
2,333,309	Royal Bank of Scotland, 1.65%, due 10/29/04	2,333,309	***
5,413,278	Royal Bank of Scotland, 1.67%, due 11/02/04	5,413,278	***
4,666,619	Toronto Dominion Bank, 1.71%, due 10/15/04	4,666,619	***
	Total Short-Term Investments (Cost: $53,598,381) (20.1%)	53,598,381

	TOTAL INVESTMENTS (Cost: $303,398,385) (116.8%)	311,475,334

	LIABILITIES IN EXCESS OF OTHER ASSETS (-16.8%)	(44,805,634)
	NET ASSETS (100.0%)	$266,669,700

Notes to the Schedule of Investments:

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities amounted to $65,668,130 or 24.6% of net assets.

++	Security convertible into a basket of four technology companies: Applied Materials, Inc., Xilinx, Inc., Texas Instruments, Inc., and Maxim Integrated Products, Inc.
**	Non-income producing.
***	Represents investments of security lending collateral.
+	Security partially or fully lent.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace/Defense	2.0%
Automotive	6.9
Banking & Financial Services	6.9
Commercial Services	4.4
Communications	1.2
Computer Services	3.5
Computer Software	1.1
Computers & Information	1.9
Electric Utilities	5.9
Electronics	9.2
Entertainment & Leisure	2.0
Food Retailers	1.0

Healthcare	3.7
Industrial - Diversified	5.0
Insurance	7.6
Lodging	1.0
Media - Broadcasting & Publishing	10.1
Medical Supplies	5.5
Oil & Gas	6.0
Paper & Forest Products	1.2
Pharmaceuticals	3.0
Real Estate	1.1
Retail	0.9
Telecommunications	4.1
Telephone Systems	1.1
Transportation	0.4
Short-Term Investments	20.1
Total	116.8%

Security Valuation:

Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period.  Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices.  Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value on the 61st day prior to maturity.

Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At September 30, 2004, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$18,765,892
Depreciated securities	(10,917,795)
Net unrealized appreciation	$7,848,097
Cost of securities for federal income tax purposes	$303,627,237

Item 2.  Controls and Procedures.

(a)  The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Convertible Securities Fund, Inc.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr. Chief Executive Officer

Date	November 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr. Chief Executive Officer

Date	November 11, 2004

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Chief Financial Officer

Date	November 11, 2004